UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21158

        Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Divdend Advatage Municipal Fund 3 (NII)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.5% (1.5% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,346,220
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 4.1% (2.5% of Total Investments)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
330	5.125%, 10/01/26	10/11 at 100.00	AA+	333,937
95	5.125%, 10/01/41	10/11 at 100.00	AA+	95,602
1,290	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A+	1,276,313
	4/01/27 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	AA–	505,270
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured

2,215	Total Education and Civic Organizations			2,211,122

	Health Care – 12.4% (7.6% of Total Investments)
695	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	535,164
	2007, 5.250%, 10/01/27
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	541,575
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	445,395
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured
545	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	545,098
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	Aa3	2,060,760
	Obligated Group, Series 2003A, 5.000%, 11/01/18
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	789,270
	2007, 5.000%, 11/01/27
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AA–	230,592
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	120,323
	Bonds, Series 2008, 6.250%, 10/01/38
1,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,393,785
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47

7,270	Total Health Care			6,661,962

	Housing/Multifamily – 1.9% (1.2% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	999,000
	Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)

	Housing/Single Family – 2.9% (1.8% of Total Investments)
720	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	695,232
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	425,375
	7/01/33 (Alternative Minimum Tax)
505	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	430,316
	7/01/37 (Alternative Minimum Tax)

1,725	Total Housing/Single Family			1,550,923

	Long-Term Care – 1.5% (0.9% of Total Investments)
600	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	489,810
	Homes, Series 2006B, 5.200%, 10/01/21
250	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	188,905
	Homes, Series 2006, 5.400%, 10/01/27
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	143,796
	5.000%, 1/01/36

1,040	Total Long-Term Care			822,511

	Materials – 0.2% (0.1% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	108,692
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series
	2007A, 4.625%, 3/01/27

	Tax Obligation/General – 17.9% (10.9% of Total Investments)
3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20	3/11 at 102.00	AAA	4,096,713
1,500	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,632,870
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 – FGIC Insured	6/12 at 101.00	AA–	888,930
900	5.000%, 6/01/20 – FGIC Insured	6/12 at 101.00	AA–	931,320
1,050	5.000%, 6/01/21 – FGIC Insured	6/12 at 101.00	AA–	1,089,869
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	529,060
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	417,452

9,100	Total Tax Obligation/General			9,586,214

	Tax Obligation/Limited – 37.4% (22.8% of Total Investments)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 –	6/14 at 100.00	Aa3	1,859,508
	MBIA Insured
1,500	Centennial Authority, North Carolina, Hotel Tax Revenue Bonds, Arena Project, Series 1997,	3/09 at 101.00	AAA	1,509,375
	5.125%, 9/01/19 – FSA Insured
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	2,719,310
	Series 2003G, 5.000%, 6/01/33
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	568,583
	2008A, 5.000%, 6/01/33
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	794,264
	MBIA Insured
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 –	12/12 at 100.00	A+	3,039,780
	AMBAC Insured
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AAA	198,276
	AGC Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	526,835
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	203,438
	5.000%, 2/01/27
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,052,920
	5.000%, 6/01/20
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	574,221
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%,	9/12 at 101.00	Aa3	2,047,780
	9/01/21 – AMBAC Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	1,006,980
	12/01/27 – FSA Insured
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%,	6/17 at 100.00	AAA	1,168,044
	6/01/34 – FSA Insured (UB)
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 –	6/13 at 101.00	AA–	1,867,842
	AMBAC Insured
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	504,390
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A	388,780
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured

19,775	Total Tax Obligation/Limited			20,030,326

	Transportation – 9.3% (5.7% of Total Investments)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aa3	1,833,987
3,100	5.000%, 11/01/20 – FGIC Insured	5/11 at 101.00	Aa3	3,126,226

4,880	Total Transportation			4,960,213

	U.S. Guaranteed – 19.9% (12.1% of Total Investments) (4)
500	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Baa1 (4)	532,280
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
170	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA– (4)	183,279
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	229,278
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
50	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital	10/09 at 101.00	A3 (4)	51,703
	System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29
	(Pre-refunded 10/01/09)
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,502,656
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	876,807
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
1,420	5.125%, 10/01/26 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	1,556,774
405	5.125%, 10/01/41 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	444,010
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	AAA	1,795,920
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	554,170
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	N/R (4)	574,845
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
610	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A+ (4)	682,041
	4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured
1,500	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	1,661,640
	6/01/19 (Pre-refunded 6/01/12)

9,550	Total U.S. Guaranteed			10,645,403

	Utilities – 17.3% (10.5% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	BBB+	155,580
	5.500%, 1/01/16
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A	499,760
	5.250%, 1/01/20 – AMBAC Insured
4,060	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/09 at 100.00	Baa1	4,062,517
	1993B, 5.500%, 1/01/17 – FGIC Insured
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	2,806,751
	1/01/15 – AMBAC Insured
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A2	257,470
	5.250%, 1/01/20
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	1,458,212
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

9,025	Total Utilities			9,240,290

	Water and Sewer – 36.7% (22.4% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	1,963,180
	4/01/31 – FSA Insured
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	432,336
	2008, 5.000%, 8/01/28
	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	773,198
1,780	5.125%, 6/01/26 – FGIC Insured	6/11 at 101.00	AAA	1,787,013
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 –	6/13 at 100.00	AA–	318,999
	MBIA Insured
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%,	2/12 at 101.00	AAA	2,347,500
	2/01/26 – FSA Insured (Alternative Minimum Tax)
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	507,580
	6/01/23 – SYNCORA GTY Insured
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+	1,014,840
	Series 2001, 5.000%, 7/01/26 – MBIA Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,040,783
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,033,570
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	5,168
	Series II-R-645-2, 13.020%, 3/01/36 (IF)
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,392,409
	5.000%, 6/01/37 (UB)

19,585	Total Water and Sewer			19,616,576

$ 87,365	Total Investments (cost $88,801,862) – 164.0%			87,779,452

	Floating Rate Obligations – (14.0)%			(7,480,000)

	Other Assets Less Liabilities – 2.3%			1,230,348

	Preferred Shares, at Liquidation Value – (52.3)% (5)			(28,000,000)

	Net Assets Applicable to Common Shares – 100%			$53,529,800

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$ 87,779,452	$ —	$ 87,779,452

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $81,321,534.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,673,426
Depreciation	(2,695,451)

Net unrealized appreciation (depreciation) of investments	$(1,022,025)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009